Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 17,287	$ 13,012	$ 14,699
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,399
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	5,798
Goodwill [Member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(3,399)
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	217	201	536
Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,037	919
Patents and Licences [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(820)	(718)
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	14,395	12,463	12,206
Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	15,091	12,463
Brands [Member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(696)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	276	348	$ 1,957
Software [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	15,729	15,788
Software [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ (15,453)	(15,440)
Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		13,012		$ 14,680	$ 14,575	$ 17,381	$ 16,683
Bendon Limited [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill						2,347	2,211
Bendon Limited [Member] | Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill					2,157	2,347
Bendon Limited [Member] | Goodwill [Member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill					(2,157)
Bendon Limited [Member] | Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		201		596	274	17	117
Bendon Limited [Member] | Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		919		1,169	818	557
Bendon Limited [Member] | Patents and Licences [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		(718)		(573)	(544)	(540)
Bendon Limited [Member] | Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		12,463		12,036	12,105	12,702	12,274
Bendon Limited [Member] | Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		12,463		12,036	12,105	12,702
Bendon Limited [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		348		2,048	2,196	2,315	$ 2,081
Bendon Limited [Member] | Software [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		15,788		17,308	17,312	17,131
Bendon Limited [Member] | Software [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		$ (15,440)		$ (15,260)	$ (15,116)	$ (14,816)